Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Charges in Income Statement in Respect of Equity-settled Share-based Payment Plans	The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in years	2025	2024	2023

Pearson plans	39	44	40

Summary of Weighted Average Estimated Fair Values
The following shares were granted under restricted share arrangements:

All figures in £ millions	Number of shares 000s	2025 Weighted average fair value £	Number of shares 000s	2024 Weighted average fair value £

Long-Term Incentive Plan	3,893	11.09	6,262	8.96